Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended
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C000200717
Account Value [Line Items]
Line Graph and Table Measure Name														Class A
Accumulated Value	$ 10,001	$ 10,000	$ 10,019	$ 10,038	$ 10,058	$ 10,076	$ 10,096	$ 10,106	$ 10,107	$ 10,150	$ 10,181	$ 10,203	$ 10,235		$ 10,257	$ 10,278	$ 10,299	$ 10,318	$ 10,337	$ 10,355	$ 10,372	$ 10,389	$ 10,416	$ 10,431	$ 10,278	$ 10,384	$ 10,425	$ 10,454	$ 10,459	$ 10,463	$ 10,466	$ 10,468	$ 10,471	$ 10,473	$ 10,475	$ 10,477	$ 10,468	$ 10,469	$ 10,480	$ 10,472	$ 10,473	$ 10,474	$ 10,475	$ 10,465	$ 10,456	$ 10,459	$ 10,450	$ 10,431	$ 10,402	$ 10,394	$ 10,401	$ 10,360	$ 10,373	$ 10,391	$ 10,358	$ 10,340	$ 10,389	$ 10,439	$ 10,505	$ 10,539	$ 10,555	$ 10,606	$ 10,649	$ 10,703	$ 10,758	$ 10,804	$ 10,850	$ 10,909	$ 10,967	$ 11,025	$ 11,073	$ 11,119	$ 11,168	$ 11,204	$ 11,252	$ 11,300	$ 11,361	$ 11,421	$ 11,481	$ 11,516	$ 11,563	$ 11,609	$ 11,655	$ 11,698	$ 11,742	$ 11,774	$ 11,819	$ 11,874	$ 11,919	$ 11,963	$ 12,018	$ 12,049	$ 12,090	$ 12,135	$ 12,175	$ 12,213	$ 12,228	$ 12,280
C000200719
Account Value [Line Items]
Line Graph and Table Measure Name														Class I
Accumulated Value	10,001	10,000	10,011	10,031	10,051	10,071	10,091	10,102	10,105	10,148	10,180	10,204	10,226		10,259	10,282	10,303	10,324	10,344	10,363	10,391	10,409	10,427	10,443	10,291	10,398	10,440	10,470	10,476	10,481	10,485	10,489	10,492	10,485	10,488	10,491	10,483	10,485	10,487	10,490	10,492	10,494	10,496	10,488	10,490	10,483	10,475	10,458	10,429	10,422	10,420	10,380	10,394	10,413	10,381	10,363	10,414	10,465	10,543	10,567	10,585	10,636	10,692	10,736	10,792	10,839	10,886	10,947	11,006	11,065	11,115	11,163	11,212	11,250	11,300	11,349	11,411	11,473	11,533	11,571	11,618	11,666	11,714	11,757	11,803	11,836	11,882	11,939	11,985	12,031	12,088	12,120	12,162	12,209	12,250	12,290	12,306	12,360
C000200718
Account Value [Line Items]
Line Graph and Table Measure Name														Class P
Accumulated Value	10,001	10,000	10,011	10,030	10,051	10,070	10,090	10,101	10,103	10,147	10,178	10,202	10,224		10,257	10,279	10,301	10,322	10,341	10,360	10,378	10,395	10,423	10,439	10,287	10,394	10,436	10,465	10,472	10,476	10,480	10,484	10,487	10,490	10,493	10,496	10,487	10,490	10,502	10,494	10,496	10,498	10,500	10,491	10,483	10,486	10,478	10,460	10,431	10,425	10,433	10,392	10,407	10,425	10,393	10,375	10,426	10,476	10,544	10,579	10,596	10,647	10,692	10,747	10,803	10,850	10,897	10,957	11,016	11,075	11,125	11,172	11,211	11,259	11,309	11,358	11,420	11,482	11,542	11,579	11,627	11,675	11,722	11,765	11,811	11,844	11,890	11,947	11,992	12,038	12,095	12,127	12,169	12,215	12,257	12,296	12,312	12,365
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 3 Month US Treasury Bill Index
Accumulated Value	10,001	10,000	10,018	10,033	10,052	10,067	10,084	10,105	10,124	10,144	10,162	10,184	10,204		10,227	10,249	10,268	10,289	10,307	10,327	10,340	10,355	10,368	10,384	10,414	10,415	10,415	10,416	10,418	10,419	10,420	10,422	10,422	10,424	10,425	10,425	10,426	10,426	10,427	10,426	10,427	10,427	10,428	10,427	10,428	10,429	10,428	10,430	10,433	10,434	10,441	10,444	10,449	10,466	10,493	10,509	10,544	10,582	10,615	10,650	10,696	10,730	10,773	10,822	10,866	10,915	10,965	11,014	11,064	11,116	11,164	11,210	11,260	11,309	11,363	11,410	11,461	11,517	11,567	11,611	11,656	11,703	11,746	11,784	11,824	11,865	11,908	11,948	11,989	12,036	12,077	12,119	12,153	12,196	12,231	12,264	12,300	12,336
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 3 Month US Treasury Bill Index
Accumulated Value	10,001	10,000	10,018	10,033	10,052	10,067	10,084	10,105	10,124	10,144	10,162	10,184	10,204		10,227	10,249	10,268	10,289	10,307	10,327	10,340	10,355	10,368	10,384	10,414	10,415	10,415	10,416	10,418	10,419	10,420	10,422	10,422	10,424	10,425	10,425	10,426	10,426	10,427	10,426	10,427	10,427	10,428	10,427	10,428	10,429	10,428	10,430	10,433	10,434	10,441	10,444	10,449	10,466	10,493	10,509	10,544	10,582	10,615	10,650	10,696	10,730	10,773	10,822	10,866	10,915	10,965	11,014	11,064	11,116	11,164	11,210	11,260	11,309	11,363	11,410	11,461	11,517	11,567	11,611	11,656	11,703	11,746	11,784	11,824	11,865	11,908	11,948	11,989	12,036	12,077	12,119	12,153	12,196	12,231	12,264	12,300	12,336
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 3 Month US Treasury Bill Index
Accumulated Value	10,001	10,000	10,018	10,033	10,052	10,067	10,084	10,105	10,124	10,144	10,162	10,184	10,204		10,227	10,249	10,268	10,289	10,307	10,327	10,340	10,355	10,368	10,384	10,414	10,415	10,415	10,416	10,418	10,419	10,420	10,422	10,422	10,424	10,425	10,425	10,426	10,426	10,427	10,426	10,427	10,427	10,428	10,427	10,428	10,429	10,428	10,430	10,433	10,434	10,441	10,444	10,449	10,466	10,493	10,509	10,544	10,582	10,615	10,650	10,696	10,730	10,773	10,822	10,866	10,915	10,965	11,014	11,064	11,116	11,164	11,210	11,260	11,309	11,363	11,410	11,461	11,517	11,567	11,611	11,656	11,703	11,746	11,784	11,824	11,865	11,908	11,948	11,989	12,036	12,077	12,119	12,153	12,196	12,231	12,264	12,300	12,336
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value	9,970	10,000	9,957	9,960	10,024	9,959	9,880	9,939	10,122	10,230	10,224	10,420	10,423		10,608	10,741	10,764	11,043	10,985	11,018	11,012	11,004	11,216	11,418	11,351	11,553	11,606	11,679	11,854	11,758	11,752	11,699	11,814	11,830	11,746	11,576	11,431	11,522	11,559	11,641	11,771	11,748	11,647	11,643	11,678	11,648	11,397	11,270	10,957	10,541	10,609	10,443	10,698	10,395	9,946	9,817	10,178	10,133	10,444	10,174	10,433	10,496	10,382	10,345	10,337	10,271	10,010	9,852	10,299	10,693	10,663	10,513	10,610	10,342	10,517	10,617	10,865	11,021	11,168	10,891	11,007	10,826	10,884	11,123	11,128	11,171	11,091	11,262	11,232	11,366	11,490	11,562	11,634	11,617	11,629	11,820	11,611	11,624
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value	9,970	10,000	9,957	9,960	10,024	9,959	9,880	9,939	10,122	10,230	10,224	10,420	10,423		10,608	10,741	10,764	11,043	10,985	11,018	11,012	11,004	11,216	11,418	11,351	11,553	11,606	11,679	11,854	11,758	11,752	11,699	11,814	11,830	11,746	11,576	11,431	11,522	11,559	11,641	11,771	11,748	11,647	11,643	11,678	11,648	11,397	11,270	10,957	10,541	10,609	10,443	10,698	10,395	9,946	9,817	10,178	10,133	10,444	10,174	10,433	10,496	10,382	10,345	10,337	10,271	10,010	9,852	10,299	10,693	10,663	10,513	10,610	10,342	10,517	10,617	10,865	11,021	11,168	10,891	11,007	10,826	10,884	11,123	11,128	11,171	11,091	11,262	11,232	11,366	11,490	11,562	11,634	11,617	11,629	11,820	11,611	11,624
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value	$ 9,970	$ 10,000	$ 9,957	$ 9,960	$ 10,024	$ 9,959	$ 9,880	$ 9,939	$ 10,122	$ 10,230	$ 10,224	$ 10,420	$ 10,423		$ 10,608	$ 10,741	$ 10,764	$ 11,043	$ 10,985	$ 11,018	$ 11,012	$ 11,004	$ 11,216	$ 11,418	$ 11,351	$ 11,553	$ 11,606	$ 11,679	$ 11,854	$ 11,758	$ 11,752	$ 11,699	$ 11,814	$ 11,830	$ 11,746	$ 11,576	$ 11,431	$ 11,522	$ 11,559	$ 11,641	$ 11,771	$ 11,748	$ 11,647	$ 11,643	$ 11,678	$ 11,648	$ 11,397	$ 11,270	$ 10,957	$ 10,541	$ 10,609	$ 10,443	$ 10,698	$ 10,395	$ 9,946	$ 9,817	$ 10,178	$ 10,133	$ 10,444	$ 10,174	$ 10,433	$ 10,496	$ 10,382	$ 10,345	$ 10,337	$ 10,271	$ 10,010	$ 9,852	$ 10,299	$ 10,693	$ 10,663	$ 10,513	$ 10,610	$ 10,342	$ 10,517	$ 10,617	$ 10,865	$ 11,021	$ 11,168	$ 10,891	$ 11,007	$ 10,826	$ 10,884	$ 11,123	$ 11,128	$ 11,171	$ 11,091	$ 11,262	$ 11,232	$ 11,366	$ 11,490	$ 11,562	$ 11,634	$ 11,617	$ 11,629	$ 11,820	$ 11,611	$ 11,624